APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS - Schedule of Yearly Net Income in Pecent and Cap Percentage of Its Share Capital (Details) - Legal Reserve
12 Months Ended
Dec. 31, 2023
Luxembourg, Moldova and France
Disclosure of reserves within equity [line items]
% of yearly net income	5.00%
% of capital	10.00%
Argentina, Uruguay, Mexico, Italy, Portugal and Romania
Disclosure of reserves within equity [line items]
% of yearly net income	5.00%
% of capital	20.00%
Spain and Peru
Disclosure of reserves within equity [line items]
% of yearly net income	10.00%
% of capital	20.00%
China
Disclosure of reserves within equity [line items]
% of yearly net income	10.00%
% of capital	50.00%